Stockholders' Equity (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Equity (Details) [Line Items]
Authorized to issue and sale of stock	17,000,000		17,000,000	700,000
Common stock, shares authorized	12,000,000		12,000,000
Common stock, par value (in Dollars per share)	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000		5,000,000	5,000,000
Preferred stock, par value (in Dollars per share)	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares outstanding
Amount of ATM availability. (in Dollars)		$ 200,000	$ 200,000	$ 2,900,000
Incurred professional fees (in Dollars)				$ 21,300
Exercisable term			5 years
Exercise price per share (in Dollars per share)			$ 21.6
Shares of common stock purchase			21,600	51,000
Options to purchase common stock	64,900
Stock options term			10 years
Awardee over a period			4 years
Warrants to purchase common stock expired and cancelled			67,900
Description of granted stock options				the Company granted stock options to employees to purchase 0.2 million shares of the Company’s common stock, including certain time and performance-based inducement awards, with grant date prices that ranged between $10.20 to $41.40 per share. The stock options have terms of ten years and are subject to vesting based on continuous service of the awardee over periods ranging from three to four years. The stock options have an aggregate grant date fair value of $5.8 million.
Description of pursuant agreement				Pursuant to such agreement, the Company granted Dr. Sarret (1) a time-based inducement nonqualified stock option and (2) a performance-based inducement nonqualified stock option to purchase approximately 0.1 million shares of common stock. The options have an exercise price of $40.50 and the time-based grant will vest as to 25% of the shares on the one-year anniversary of the grant date, May 3, 2021, with the remaining shares subject to the option vesting in 36 equal monthly installments. The time-based inducement award has an aggregate grant date fair value of $2.2 million. As of December 31, 2021, Dr. Sarret satisfied a portion of the performance conditions and 21.6 thousand shares of the 43.3 thousand shares possible under the performance-based award vested. The performance-based award had a fair value of $0.1 million.
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased			100,000
Warrants purchase	900
Closing market price percentage	85.00%		85.00%
Issued shares of under ESPP			5,600	589
Employee compensation deferrals (in Dollars)			$ 25,000	$ 16,800
Future issuance of shares under ESPP	10,500		10,500
ATM program expires description	The Company’s ATM program expires in September 2023.
At-the-Market Offering [Member]
Stockholders' Equity (Details) [Line Items]
Authorized to issue and sale of stock		23,400	23,400	55,300
Amount of ATM availability. (in Dollars)	$ 5,000,000		$ 5,000,000
Underwritten Public Offerings [Member]
Stockholders' Equity (Details) [Line Items]
Authorized to issue and sale of stock				700,000
Incurred professional fees (in Dollars)				$ 1,200,000
Net of commissions (in Dollars)				$ 13,800,000
Warrant [Member]
Stockholders' Equity (Details) [Line Items]
Authorized to issue and sale of stock				1,700
Shares of common stock purchase				48,400
Warrants to purchase common stock expired and cancelled				106,000
Cash proceeds (in Dollars)				$ 2,100,000
Warrants purchase			9,600
Purchase of warrants				2,000
Common stock exercise price (in Dollars per share)				$ 41.4
Vesting period, description				1.7 thousand of these warrants were valued using the Black-Scholes option pricing model and the corresponding expense will be recognized over the service period of three years. 0.3 thousand of these warrants were performance based. During the year ended December 31, 2021, the performance criteria were met and the warrants were valued and expensed at the time the performance conditions were met. The warrants have terms that range from two to three years with vesting over a one-year period.
Stock Option [Member]
Stockholders' Equity (Details) [Line Items]
Shares of common stock purchase				42,100	500,000
Options to purchase common stock			19,400
Weighted average exercise price granted (in Dollars per share)			$ 10.42
Aggregate grant fair value (in Dollars)			$ 200,000
Cash proceeds (in Dollars)				$ 1,200,000
Stock Option [Member] | 2011 Plan [Member]
Stockholders' Equity (Details) [Line Items]
Remaining options to be issued	200,000		200,000